BORROWINGS - Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
BORROWINGS
Short term bank borrowings	¥ 589,000	$ 80,693	¥ 30,000
Long-term bank borrowings, current portion	615,015		334,511
Other long-term borrowings, current portion	805,175		388,814
Borrowings, current portion, Total	2,009,190		753,325
Long-term bank borrowings, non-current portion	6,082,964		4,170,981
Other long-term borrowings, non-current portion	1,684,426		942,540
Total borrowings	¥ 9,776,580		¥ 5,866,846